Commitments and Contingencies - Summary of Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Balance, beginning of the year	$ 652
Additions in estimates		$ 652
Accretion of discount	38
Balance, end of year	$ 690	$ 652